PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment
Note 5.   PROPERTY AND EQUIPMENT
Property and equipment consists of the following:
	December 31,
	2014	2013
Computer hardware	$389,373	$12,471
Furniture and fixtures	347,612	19,821
Warehouse fixtures	7,564	7,564
Warehouse equipment	16,708	16,708
Leasehold improvements	35,076	—
	796,333	56,564
Less: accumulated depreciation and amortization	(84,314)	(27,879)
	$712,019	$28,685

During the year ended December 31, 2014 and 2013, the Company incurred $56,435 and $11,284, respectively, of depreciation expense.